Share-Based Compensation Expenses (Details)	12 Months Ended
Dec. 31, 2019
Share awards granted on January 3, 2017("2018 Option") [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.00%
Expected dividends
Risk-free interest rate	3.10%
Expected term (in years)	5 years
Expected life (in years)	6 years
Share awards granted on December 31, 2019 (2019 Option) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	41.52%
Expected dividends
Risk-free interest rate	3.12%
Expected term (in years)	5 years
Expected life (in years)	8 years